UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     La Couharde Investments, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-10747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  Managing Director
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE                February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028-02635                       Gardner Russo & Gardner

     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    3

Form 13F Information Table Value Total:    $7,643
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                               FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN  2   COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                            TITLE                    VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              OF CLASS    CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE    SHARED  NONE
ABBOTT LABS                 COM         002824100       781    16,300   SH            SOLE      NONE      16,300
BERKSHIRE HATHAWAY INC DEL  CL A        084670108     6,023        50   SH            SOLE      NONE          50
WELLS FARGO & CO NEW        COM         949746101       839    27,080   SH            SOLE      NONE      27,080

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